Lease Obligations and Commitments (Details) - Schedule of rental agreement for office space - Rental agreement [Member]	Dec. 31, 2021 USD ($)
Lease Obligations and Commitments (Details) - Schedule of rental agreement for office space [Line Items]
2022	$ 260,185
2023	$ 131,576